OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Rental Income, Nonoperating	$ 2,024	$ 2,057	$ 3,836	$ 4,115
Unrealized (loss) gain on foreign currency denominated borrowings	(19,093)	2,507	(23,447)	5,487
Realized (loss) gain on fair value hedges	(39)	426	(200)	565
Unrealized gain on fair value hedges	720	92	792	1,039
Gain on investments	526	182	960	496
Non-service components of net periodic pension (cost) income	(443)	906	(745)	1,255
(Loss) gain on contingent consideration	(38)	(136)	1,255	(152)
Debt refinancing expenses	3,182		3,182
Other	612	343	1,471	1,194
Other (expense) income, net	(18,716)	$ 6,377	(19,064)	$ 13,999
Unrealized net (losses) gains:	$ 196		$ 196